Expenses	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Expenses
Note 7. Expenses

	Consolidated
	2022	2021	2020
	A$’000	A$’000	A$’000

Loss before income tax includes the following specific

Research and development

EVT-801 program costs	2,520	1,073	—
Cantrixil program costs	12	429	1,673
Paxalisib program costs	13,713	11,404	5,801
Employee benefits expense - salaries & wages and staff benefits	1,664	336	861
- superannuation	25	26	43
- share based payments	365	8	32
Total research & development (excluding amortisation)	18,299	13,276	8,410

Amortisation
Paxalisib licensing agreement	1,084	1,084	1,084
Evotech licensing agreement	869	181	—

Total amortisation	1,953	1,265	1,084

Total research & development	20,252	14,541	9,494

Net foreign exchange loss
Net foreign exchange loss	—	430	—

Rental expense relating to operating leases
Minimum lease payments	73	93	108

Superannuation expense
Defined contribution superannuation expense	138	138	140

Employee benefits expense G&A
- salaries & wages and staff benefits	1,674	1,011	1,078
- superannuation	129	112	96
- share based payments	1,310	552	230
Total employee benefits expense G&A	3,113	1,675	1,404

Other Expenses
Chinese With-Holding Tax incurred on license transaction	—	931	—
Chinese Value Added Tax incurred on license transaction	—	538	—

	—	1,469	—